Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Origination Years of Financial Assets (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		¥ 213	¥ 237
One year ago (Gross write-offs)		1,091	2,190
Two years ago (Gross write-offs)		1,269	1,596
Three years ago (Gross write-offs)		2,721	490
Four years ago (Gross write-offs)		426	560
Prior (Gross write-offs)		778	9,005
Total financing receivables		4,808,621		¥ 4,947,258
Total financing receivables (Gross write-offs)		6,498	14,078
Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		853,898		1,339,364
One year ago		1,001,469		756,782
Two years ago		586,113		674,995
Three years ago		467,087		429,232
Four years ago		361,099		516,849
Prior		1,359,348		1,068,275
Total financing receivables		4,629,014		4,785,497
Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		3,847		10,689
One year ago		14,762		9,691
Two years ago		16,494		30,587
Three years ago		33,527		7,076
Four years ago		9,931		8,573
Prior		49,736		42,765
Total financing receivables		128,297		109,381
Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		213	136
One year ago (Gross write-offs)		928	1,770
Two years ago (Gross write-offs)		897	736
Three years ago (Gross write-offs)		80	154
Four years ago (Gross write-offs)		6	103
Prior (Gross write-offs)		51	175
Total financing receivables		2,074,343		2,070,449
Total financing receivables (Gross write-offs)		2,175	3,074
Consumer borrowers | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0	0
One year ago (Gross write-offs)		0	0
Two years ago (Gross write-offs)		0	0
Three years ago (Gross write-offs)		0	0
Four years ago (Gross write-offs)		0	0
Prior (Gross write-offs)		44	144
Total financing receivables		1,960,136		1,947,461
Total financing receivables (Gross write-offs)		44	144
Consumer borrowers | Other loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	[1]	213	136
One year ago (Gross write-offs)	[1]	928	1,770
Two years ago (Gross write-offs)	[1]	897	736
Three years ago (Gross write-offs)	[1]	80	154
Four years ago (Gross write-offs)	[1]	6	103
Prior (Gross write-offs)	[1]	7	31
Total financing receivables		44,771		50,635
Total financing receivables (Gross write-offs)	[1]	2,131	2,930
Consumer borrowers | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		214,268		245,106
One year ago		172,591		200,373
Two years ago		180,441		165,337
Three years ago		152,598		248,395
Four years ago		237,617		334,364
Prior		1,028,903		788,888
Total financing receivables		1,986,418		1,982,463
Consumer borrowers | Performing | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		202,960		219,407
One year ago		155,607		182,697
Two years ago		168,911		161,632
Three years ago		150,581		247,905
Four years ago		237,371		334,009
Prior		1,028,619		788,635
Total financing receivables		1,944,049		1,934,285
Consumer borrowers | Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	[1]	11,308		25,699
One year ago	[1]	16,984		17,676
Two years ago	[1]	11,530		3,705
Three years ago	[1]	2,017		490
Four years ago	[1]	246		355
Prior	[1]	284		253
Total financing receivables	[1]	42,369		48,178
Consumer borrowers | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		375		1,139
One year ago		1,638		1,224
Two years ago		1,794		607
Three years ago		2,171		292
Four years ago		430		500
Prior		12,081		11,871
Total financing receivables		18,489		15,633
Consumer borrowers | Non-Performing | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		192		109
One year ago		511		22
Two years ago		863		508
Three years ago		2,111		281
Four years ago		424		486
Prior		11,986		11,770
Total financing receivables		16,087		13,176
Consumer borrowers | Non-Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	[1]	183		1,030
One year ago	[1]	1,127		1,202
Two years ago	[1]	931		99
Three years ago	[1]	60		11
Four years ago	[1]	6		14
Prior	[1]	95		101
Total financing receivables	[1]	2,402		2,457
Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0	101
One year ago (Gross write-offs)		43	4
Two years ago (Gross write-offs)		35	225
Three years ago (Gross write-offs)		2,329	73
Four years ago (Gross write-offs)		14	112
Prior (Gross write-offs)		137	1,643
Total financing receivables		1,437,743		1,469,857
Total financing receivables (Gross write-offs)		2,558	2,158
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		0
Two years ago (Gross write-offs)		0
Three years ago (Gross write-offs)		0
Four years ago (Gross write-offs)		0
Prior (Gross write-offs)		0
Total financing receivables		204,154		145,286
Total financing receivables (Gross write-offs)		0
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		0
Two years ago (Gross write-offs)		0
Three years ago (Gross write-offs)		0
Four years ago (Gross write-offs)		0
Prior (Gross write-offs)		0
Total financing receivables		67,289		50,263
Total financing receivables (Gross write-offs)		0
Corporate borrowers | Real estate companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0	0
One year ago (Gross write-offs)		0	0
Two years ago (Gross write-offs)		0	0
Three years ago (Gross write-offs)		0	0
Four years ago (Gross write-offs)		0	4
Prior (Gross write-offs)		0	0
Total financing receivables		365,259		334,506
Total financing receivables (Gross write-offs)		0	4
Corporate borrowers | Real estate companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		0
Two years ago (Gross write-offs)		0
Three years ago (Gross write-offs)		0
Four years ago (Gross write-offs)		0
Prior (Gross write-offs)		0
Total financing receivables		65,128		59,759
Total financing receivables (Gross write-offs)		0
Corporate borrowers | Commercial, industrial and other companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0	0
One year ago (Gross write-offs)		0	1
Two years ago (Gross write-offs)		0	0
Three years ago (Gross write-offs)		0	0
Four years ago (Gross write-offs)		6	22
Prior (Gross write-offs)		119	0
Total financing receivables		195,441		180,896
Total financing receivables (Gross write-offs)		125	23
Corporate borrowers | Commercial, industrial and other companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0	101
One year ago (Gross write-offs)		43	3
Two years ago (Gross write-offs)		35	225
Three years ago (Gross write-offs)		2,329	73
Four years ago (Gross write-offs)		8	86
Prior (Gross write-offs)		18	1,643
Total financing receivables		540,472		699,147
Total financing receivables (Gross write-offs)		2,433	2,131
Corporate borrowers | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		387,077		484,932
One year ago		328,812		236,795
Two years ago		175,254		276,776
Three years ago		195,140		96,684
Four years ago		59,520		121,132
Prior		210,201		183,404
Total financing receivables		1,356,004		1,399,723
Corporate borrowers | Performing | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		108,750		97,099
One year ago		63,510		22,621
Two years ago		18,066		10,572
Three years ago		7,076		6,713
Four years ago		0		1,266
Prior		6,752		7,015
Total financing receivables		204,154		145,286
Corporate borrowers | Performing | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		23,628		11,804
One year ago		15,043		9,077
Two years ago		10,720		1,742
Three years ago		2,089		151
Four years ago		145		16,862
Prior		10,403		7,512
Total financing receivables		62,028		47,148
Corporate borrowers | Performing | Real estate companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		100,107		143,553
One year ago		96,409		57,185
Two years ago		47,681		28,355
Three years ago		25,418		22,836
Four years ago		20,547		22,907
Prior		74,415		58,195
Total financing receivables		364,577		333,031
Corporate borrowers | Performing | Real estate companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		9,118		4,334
One year ago		2,722		16,493
Two years ago		10,456		9,972
Three years ago		4,958		2,764
Four years ago		1,299		3,352
Prior		7,383		4,663
Total financing receivables		35,936		41,578
Corporate borrowers | Performing | Commercial, industrial and other companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		62,419		95,090
One year ago		61,058		29,538
Two years ago		25,078		18,606
Three years ago		14,380		11,920
Four years ago		10,658		10,619
Prior		21,038		14,566
Total financing receivables		194,631		180,339
Corporate borrowers | Performing | Commercial, industrial and other companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		83,055		133,052
One year ago		90,070		101,881
Two years ago		63,253		207,529
Three years ago		141,219		52,300
Four years ago		26,871		66,126
Prior		90,210		91,453
Total financing receivables		494,678		652,341
Corporate borrowers | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		1,375		5,144
One year ago		7,826		3,346
Two years ago		9,349		26,661
Three years ago		25,504		5,255
Four years ago		8,315		6,705
Prior		29,370		23,023
Total financing receivables		81,739		70,134
Corporate borrowers | Non-Performing | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0		0
One year ago		0		68
Two years ago		64		0
Three years ago		0		0
Four years ago		0		0
Prior		5,197		3,047
Total financing receivables		5,261		3,115
Corporate borrowers | Non-Performing | Real estate companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0		37
One year ago		0		0
Two years ago		32		0
Three years ago		0		9
Four years ago		9		656
Prior		641		773
Total financing receivables		682		1,475
Corporate borrowers | Non-Performing | Real estate companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		78		489
One year ago		685		581
Two years ago		6,363		4,444
Three years ago		7,054		515
Four years ago		977		2,205
Prior		14,035		9,947
Total financing receivables		29,192		18,181
Corporate borrowers | Non-Performing | Commercial, industrial and other companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		420		2
One year ago		10		80
Two years ago		132		31
Three years ago		30		93
Four years ago		87		38
Prior		131		313
Total financing receivables		810		557
Corporate borrowers | Non-Performing | Commercial, industrial and other companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		877		4,616
One year ago		7,131		2,617
Two years ago		2,758		22,186
Three years ago		18,420		4,638
Four years ago		7,242		3,806
Prior		9,366		8,943
Total financing receivables		45,794		46,806
Loans to Equity Method Investees
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		0
Two years ago (Gross write-offs)		0
Three years ago (Gross write-offs)		37
Four years ago (Gross write-offs)		0
Prior (Gross write-offs)		0
Total financing receivables		137,187		251,929
Total financing receivables (Gross write-offs)		37
Loans to Equity Method Investees | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		438		133,587
One year ago		112,903		27,874
Two years ago		2,807		72,407
Three years ago		0		2,091
Four years ago		1,824		58
Prior		14,467		13,983
Total financing receivables		132,439		250,000
Loans to Equity Method Investees | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0		0
One year ago		0		230
Two years ago		217		327
Three years ago		3,247		0
Four years ago		0		0
Prior		1,284		1,372
Total financing receivables		4,748		1,929
Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0	0
One year ago (Gross write-offs)		0	409
Two years ago (Gross write-offs)		0	226
Three years ago (Gross write-offs)		57	29
Four years ago (Gross write-offs)		255	206
Prior (Gross write-offs)		296	6,742
Total financing receivables (Gross write-offs)		608	7,612
Purchased loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0		145
One year ago		16		16
Two years ago		16		590
Three years ago		568		227
Four years ago		289		4,670
Prior		16,286		13,445
Total financing receivables		17,175		19,093
Purchased loans | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0		0
One year ago		0		0
Two years ago		0		0
Three years ago		0		0
Four years ago		0		0
Prior		951		880
Total financing receivables		951		880
Net investment in leases
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0	0
One year ago (Gross write-offs)		120	7
Two years ago (Gross write-offs)		337	409
Three years ago (Gross write-offs)		218	234
Four years ago (Gross write-offs)		151	139
Prior (Gross write-offs)		294	445
Total financing receivables		1,159,348		1,155,023
Total financing receivables (Gross write-offs)		1,120	1,234
Net investment in leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0	0
One year ago (Gross write-offs)		3	5
Two years ago (Gross write-offs)		49	36
Three years ago (Gross write-offs)		97	52
Four years ago (Gross write-offs)		122	80
Prior (Gross write-offs)		250	327
Total financing receivables		613,408		624,094
Total financing receivables (Gross write-offs)		521	500
Net investment in leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0	0
One year ago (Gross write-offs)		117	2
Two years ago (Gross write-offs)		288	373
Three years ago (Gross write-offs)		121	182
Four years ago (Gross write-offs)		29	59
Prior (Gross write-offs)		44	118
Total financing receivables		545,940		530,929
Total financing receivables (Gross write-offs)		599	¥ 734
Net investment in leases | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		252,115		475,594
One year ago		387,147		291,724
Two years ago		227,595		159,885
Three years ago		118,781		81,835
Four years ago		61,849		56,625
Prior		89,491		68,555
Total financing receivables		1,136,978		1,134,218
Net investment in leases | Performing | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		104,398		199,864
One year ago		167,171		139,133
Two years ago		119,297		100,905
Three years ago		83,232		67,932
Four years ago		53,143		46,911
Prior		81,489		64,436
Total financing receivables		608,730		619,181
Net investment in leases | Performing | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		147,717		275,730
One year ago		219,976		152,591
Two years ago		108,298		58,980
Three years ago		35,549		13,903
Four years ago		8,706		9,714
Prior		8,002		4,119
Total financing receivables		528,248		515,037
Net investment in leases | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		2,097		4,406
One year ago		5,298		4,891
Two years ago		5,134		2,992
Three years ago		2,605		1,529
Four years ago		1,186		1,368
Prior		6,050		5,619
Total financing receivables		22,370		20,805
Net investment in leases | Non-Performing | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		34		213
One year ago		405		585
Two years ago		702		886
Three years ago		887		776
Four years ago		632		657
Prior		2,018		1,796
Total financing receivables		4,678		4,913
Net investment in leases | Non-Performing | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		2,063		4,193
One year ago		4,893		4,306
Two years ago		4,432		2,106
Three years ago		1,718		753
Four years ago		554		711
Prior		4,032		3,823
Total financing receivables		¥ 17,692		¥ 15,892

[1]	Other in loans to consumer borrowers includes claims receivable arising from payments on guarantee of consumer loans. For further information, see Note 24 “Commitments, Guarantees and Contingent Liabilities.”